Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Feb. 07, 2024
Product Information [Line Items]
Foreign exchange (gain) loss			$ (376)	$ 584
Lessor, operating lease description			The Company has elected several practical expedients permitted under ASC 842. The Company has elected not to recognize right-of-use assets and liability for leases with a term of 12 months or less unless the lease includes an option to renew or purchase the underlying asset that are reasonably certain to be exercised
DIH Nevada [Member]
Product Information [Line Items]
Shares issued					25,000,000.0
Public Warrants [Member] | Common Class A [Member]
Product Information [Line Items]
Number of warrants or rights converted into shares			2
Class of warrant or right, number of securities called by each warrant or right			1
Class of warrant or right, exercise price of warrants or rights			$ 11.50
Public Warrants [Member] | IPO [Member]
Product Information [Line Items]
Class of warrants or rights warrants issued during the period units			20,200,000
Private Placement Warrant [Member] | Common Class A [Member]
Product Information [Line Items]
Number of warrants or rights converted into shares			2
Class of warrant or right, number of securities called by each warrant or right			1
Class of warrant or right, exercise price of warrants or rights			$ 11.50
Private Placement Warrant [Member] | IPO [Member]
Product Information [Line Items]
Class of warrants or rights warrants issued during the period units			6,470,000
Patent And Technology [Member]
Product Information [Line Items]
Estimated useful life intangible assets			10 years
Software [Member]
Product Information [Line Items]
Estimated useful life			5 years
Major Customers [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk percent			10.00%
Major Customers [Member] | Customer Concentration Risk [Member] | Trade And Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percent			10.00%
No Customers [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk percent			10.00%
No Customers [Member] | Customer Concentration Risk [Member] | Trade And Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percent			10.00%
One Customers [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk percent				12.00%
One Customers [Member] | Customer Concentration Risk [Member] | Trade And Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percent				13.90%
DIH Hong Kong [Member]
Product Information [Line Items]
Percentage of Interest own by wholly owned subsidiaries			100.00%
Safe Gait Acquisition [Member]
Product Information [Line Items]
Total cost of asset acquisition	$ 800
Amount paid upon acquisition	$ 100	$ 200
Asset acquisition contingent consideration liability			$ 500